Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
REVENUE
Revenue	$ 50,471,524	$ 49,665,010
OPERATING EXPENSES
Commissions and voyage related costs	19,522,819	18,779,456
Vessel operating expenses	17,267,459	15,458,378
Depreciation	8,661,475	8,446,753
Amortization of deferred drydock expenditure	832,644	613,193
General and administrative expenses
Corporate	2,936,449	3,038,191
Commercial and chartering	809,993	661,423
Total operating expenses	50,030,839	46,997,394
Profit from operations	440,685	2,667,616
Interest expense and finance costs	(5,701,991)	(4,910,921)
Interest income	114,765	90,614
Loss before taxes	(5,146,541)	(2,152,691)
Income tax	(26,080)	(14,500)
Net loss	$ (5,172,621)	$ (2,167,191)
Loss per share, basic and diluted	$ (0.16)	$ (0.06)
Weighted average number of shares outstanding, basic and diluted	32,445,415	33,575,610